Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation and any applicable adjustments are reported as averages. The compensation committee does not use compensation actually paid as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the pay versus performance table to measure performance for incentive plan purposes.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO	Compensation actually paid to PEO (1)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers (2)	Total shareholder return	Peer group total shareholder return (3)	Net income (in thousands)
2022	$3,694,998	$(2,791,675)	$1,318,641	$(1,329,308)	$102	$96	$(9,291)
2021	$2,473,496	$9,578,593	$1,028,479	$4,166,501	$191	$127	$23,106
2020	$3,516,187	$3,250,562	$1,382,590	$1,223,886	$94	$89	$44,150

PEO Total Compensation Amount	$ 3,694,998	$ 2,473,496	$ 3,516,187
PEO Actually Paid Compensation Amount	$ (2,791,675)	9,578,593	3,250,562
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Mr. Dondero was our PEO for all three reporting years. The following are the adjustments made during each year to arrive at the compensation actually paid to our PEO during each year.

Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(3,694,988)	$(2,437,496)	$(3,516,187)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$1,917,100	$5,004,903	$3,498,064
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(4,642,704)	$4,538,011	$(184,270)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(66,071)	$35,679	$(63,232)
Total Adjustments	$(2,791,675)	$9,578,593	$3,250,562

Non-PEO NEO Average Total Compensation Amount	$ 1,318,641	1,028,479	1,382,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,329,308)	4,166,501	1,223,886
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The Non-PEO NEOs in all three reporting years are: Brian Mitts, Matt McGraner, Matthew Goetz and D.C. Sauter. The following are the adjustments made during each year to arrive at the average compensation actually paid to our Non-PEO NEOs during each year.

Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,318,641)	$(1,028,479)	$(1,382,590)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$683,656	$2,081,038	$1,374,028
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,982,467)	$2,072,118	$(102,258)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(30,488)	$13,345	$(47,884)
Total Adjustments	$(1,329,308)	$4,166,501	$1,223,886

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
(3)	The peer group is the MSCI U.S. REIT Index (^RMZ)..

Relationship between Compensation Paid and Performance Measures

The following charts set forth the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in fiscal 2020, 2021 and 2022 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income and (2) total shareholder return (“TSR”).

Total Shareholder Return Amount	$ 102	191	94
Peer Group Total Shareholder Return Amount	96	127	89
Net Income (Loss)	(9,291)	23,106	44,150
PEO Amounts reported under Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,694,988)	(2,437,496)	(3,516,187)
PEO Fair Value of Awards Granted in Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,917,100	5,004,903	3,498,064
PEO Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,642,704)	4,538,011	(184,270)
PEO Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,071)	35,679	(63,232)
NEO Amounts reported under “Stock Awards” in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,318,641)	(1,028,479)	(1,382,590)
NEO Fair Value of Awards Granted in Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	683,656	2,081,038	1,374,028
NEO Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,982,467)	2,072,118	(102,258)
NEO Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (30,488)	$ 13,345	$ (47,884)